CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Revenue	$ 56,292,093	$ 53,418,112	$ 202,009,160
Cost of sales	(52,367,418)	(48,713,456)	(182,692,715)
Gross profit	3,924,675	4,704,656	19,316,445
Operating expenses:
Selling expenses	(1,416,283)	(2,251,997)	(2,384,459)
General and administrative expenses	(5,295,518)	(5,376,137)	(3,474,472)
Allowance for doubtful accounts and obsolescence stock	(25,162,381)	(7,509,470)	(1,199,110)
Total operating expenses	(31,874,182)	(15,137,604)	(7,058,041)
Other income (expenses):
Interest expenses	(3,254,991)	(3,710,945)	(5,295,616)
Interest income	504	336,623	5,433,346
Change in fair value of warrants	531,099	6,856,682	(7,906,529)
Gain on disposal of a subsidiary	0	435,488	1,178,093
Other gains (loss) - net	2,245,651	(1,043,130)	(531,941)
Total other income (expenses)	(477,737)	2,874,718	(7,122,647)
(Loss) Income before income taxes	(28,427,244)	(7,558,230)	5,135,757
Income taxes	0	802,627	(3,729,238)
Net (loss) income	(28,427,244)	(6,755,603)	1,406,519
Other comprehensive (loss) income
Foreign currency translation adjustments	(1,881,886)	(12,263,307)	3,966,141
Total other comprehensive income	(1,881,886)	(12,263,307)	3,966,141
Comprehensive (loss) income	$ (30,309,130)	$ (19,018,910)	$ 5,372,660
(Loss) earnings per share attributable to Equity holders of the Company - Basic (in dollars per share)	$ (2.87)	$ (1.46)	$ 1.44
(Loss) earnings per share attributable to Equity holders of the Company - Diluted (in dollars per share)	$ (2.92)	$ (1.46)	$ 1.44
Weighted average shares used in calculating (Loss) earnings per ordinary share - Basic (in shares)	9,914,313	9,323,108	6,462,577
Weighted average shares used in calculating (Loss) earnings per ordinary share - Diluted (in shares)	9,914,313	9,323,108	6,462,577